Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (1)(2)
Amount Registered | shares	1,724,538
Proposed Maximum Offering Price per Unit	45.51
Maximum Aggregate Offering Price	$ 78,483,724.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,838.60
Offering Note	(1) The offering price per share, aggregate offering price, and registration fee with respect to the shares of Common Stock, par value $0.01 per share, of Cathay General Bancorp issuable pursuant to the employee benefit plan described herein have been calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Cathay General Bancorp Common Stock on November 18, 2025, as reported on the Nasdaq Global Select Market. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers additional shares of common stock of the registrant as may be offered or issued as a result of stock splits, stock dividends, or similar transactions. (3) This Registration Statement registers an additional 1,724,538 shares issuable under the Cathay General Bancorp 2005 Incentive Plan, as amended and restated.